RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - General (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Other accounts receivable at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,282,734	7,069,120
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,282,734	7,069,120
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	5,550,505	3,367,349
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	132,474	138,082
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	113,503	175,847
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,719,510	2,971,500
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	4,719,510	2,971,500
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,076,972	709,778
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	830,995	395,849
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	132,474	138,082
Other accounts receivable, general approach, other accounts receivables related to gas, energy services, contributions and others | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Financial assets	113,503	175,847
Other accounts receivable, simplified approach | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,486,252	3,387,842
Other accounts receivable FVTPL | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,706,030	$ 2,488,414